Share-based Compensation (Details 6)	12 Months Ended
	Dec. 31, 2018 CNY (¥) installment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share based Compensation
Compensation expenses | ¥	¥ 2,529,650,000	¥ 2,004,263,000	¥ 990,131,000
Unrecognized share based compensation expenses relating to share options | ¥	352,600,000
Stock Options
Share based Compensation
Compensation expenses | ¥	¥ 38,700,000	¥ 93,100,000	¥ 0
Certain subsidiaries | Stock Options | Vesting option I
Share based Compensation
Percentage of vesting of equity awards on the predefined Vesting Commencement Date	100.00%
Certain subsidiaries | Stock Options | Vesting option II
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date | installment	2
Certain subsidiaries | Stock Options | Vesting option III
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date | installment	4
Certain subsidiaries | Stock Options | Vesting option IV
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date | installment	5
Certain subsidiaries | Equal to or more than | Stock Options
Share based Compensation
Expiration period	5 years
Certain subsidiaries | Less than | Stock Options
Share based Compensation
Expiration period	7 years